Condensed Interim Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025
Current assets
Cash	$ 24,601	$ 23,375
Amounts receivable and prepaids, net	34,520	15,343
Derivative asset	40,507	1,300
Investments	33,694	24,136
Digital currencies	47,326	181,146
Total current assets	180,648	245,300
Plant and equipment, net	320,400	202,848
Long term receivables, net	3,148	3,017
Deposits, net	119,198	74,887
Right of use assets	5,340	5,546
Total assets	628,734	531,598
Current liabilities
Accounts payable and accrued liabilities	17,057	15,377
Current portion of convertible loan	2,009	1,871
Current portion of lease liability	2,863	2,645
Acquisition loan payable	15,500	31,000
Current portion of loans payable	3,077	2,792
Current portion of term loan	3,333	3,558
Warrant liability	883	760
Current income tax liability	8,091	7,954
Total current liabilities	52,813	65,957
Loans payable	10,759	10,200
Lease liability	2,684	3,095
Deferred tax liability	1,957	3,209
Total liabilities	68,213	82,461
Equity
Share capital	0	0
Additional paid in capital	791,220	716,708
Accumulated other comprehensive income	8,147	6,291
Accumulated deficit	(238,846)	(273,862)
Total equity	560,521	449,137
Total liabilities and equity	$ 628,734	$ 531,598